Bank loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bank loans
Beginning balance	$ 0	$ 50,000
New loans	49,000	0	$ 50,000
Payments	(49,000)	(50,000)	(65,793)
Final balance	$ 0	$ 0	$ 50,000